Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed financial information of the parent company
Condensed financial information of the parent company
19.	Condensed financial information of the parent company

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Receivables from subsidiaries”. The Parent Company, its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income (loss) from its subsidiaries is reported as “share of income (loss) from subsidiaries” in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subject to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

As of December 31, 2021 and 2022, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income (loss) from its subsidiaries was reported as a share of income (loss) of subsidiaries in the accompanying parent company only financial statements. Ordinarily, under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of the parent only financial information, the Company has continued to reflect its share, based on its proportionate interest, of the losses of its subsidiaries regardless of the carrying value of the investment even though the Company is not obligated to provide continuing support or fund losses.

Condensed Financial Information of the Parent Company

CONDENSED BALANCE SHEETS

	As of December 31,
	2021	2022
			US$
	RMB	RMB	(Note 2(e))
ASSETS
Current assets:
Cash	30,860	39,573	5,738
Prepayment for repurchase of ordinary shares	—	1,251	181
Total current assets	30,860	40,824	5,919
Non-current assets:
Investments in and receivables from subsidiaries	3,502,014	4,201,822	609,208
Total assets	3,532,874	4,242,646	615,127
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Refund from depository bank – current	2,013	2,199	319
Other payable	—	557	81
Non-current liabilities:
Refund from depository bank – non-current	5,824	4,163	604
Warrant liability	66,347	—	—
Total liabilities	74,184	6,919	1,004
Shareholders’ equity:
Ordinary shares	1	1	—
Subscriptions receivable from shareholders	(1)	(1)	—
Treasury stocks	(231,281)	(380,538)	(55,173)
Additional paid-in capital	2,891,134	3,298,531	478,242
Statutory reserves	97,420	102,586	14,874
Accumulated other comprehensive loss	(101,925)	(4,844)	(702)
Retained earnings	803,342	1,219,992	176,882
Total shareholders’ equity	3,458,690	4,235,727	614,123
Total liabilities and shareholders’ equity	3,532,874	4,242,646	615,127

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the year ended December 31,
	2020	2021	2022
				US$
	RMB	RMB	RMB	(Note 2(e))
Operating expenses:
Research and development expenses	(652)	—	—	—
Sales and marketing expenses	(41)	—	—	—
General and administrative expenses	(2,277)	(6,668)	(20,968)	(3,040)
Loss from operations	(2,970)	(6,668)	(20,968)	(3,040)
Interest income	—	1	7	1
Other income, net	2,425	2,037	2,122	308
Change in fair value of warrant liability	—	190,178	24,598	3,566
Share of income (losses) from subsidiaries	(214,549)	2,306,195	416,058	60,323
Net income (loss)	(215,094)	2,491,743	421,817	61,158
Foreign currency translation adjustment, net of nil tax	(24,238)	(22,145)	97,081	14,075
Total comprehensive income (loss)	(239,332)	2,469,598	518,898	75,233

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2020	2021	2022
				US$
	RMB	RMB	RMB	(Note 2(e))
Cash flows from operating activities
Receipt of refund from depository bank	13,285	—	—	—
Other cash used in operating activities	(1)	(6,462)	(21,439)	(3,108)
Net cash provided by (used in) operating activities	13,284	(6,462)	(21,439)	(3,108)
Cash flows from investing activities
Decrease (increase) in receivables from subsidiaries	28,451	(871,194)	305,529	44,298
Net cash provided by (used in) investing activities	28,451	(871,194)	305,529	44,298
Cash flows from financing activities
Repurchase of warrants	—	—	(44,282)	(6,420)
Payment for repurchase of ordinary shares	(23,915)	(103,543)	(234,307)	(33,970)
Prepayment under share repurchase agreement	(16,146)	(573)	—	—
Payment for cost of issuance	—	(519)	—	—
Proceeds from issuance of ordinary shares and warrants	—	1,029,455	—	—
Net cash provided by (used in) financing activities	(40,061)	924,820	(278,589)	(40,390)
Net increase in cash	1,674	47,164	5,501	799
Effect of exchange rate changes on cash	(1,541)	(16,451)	3,212	466
Cash, beginning of year	14	147	30,860	4,474
Cash, end of year	147	30,860	39,573	5,739